Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, net

	December 31,
($ thousands)	2016	2015

Land	18,787	18,829
Buildings	219,416	218,903
Furniture and equipment	234,458	230,267
Construction in progress	36,353	12,457
	509,014	480,456
Accumulated depreciation	(151,173)	(130,779)
	357,841	349,677